ACQUISITIONS - Assets acquired and liabilities assumed (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 09, 2024	Aug. 05, 2024	Dec. 31, 2023
ACQUISITIONS
Goodwill	$ 2,287,466	$ 5,216,788	$ 1,728,108			$ 2,246,619
DeliveryCircle, LLC
ACQUISITIONS
Cash					$ 699,292
Accounts receivable					620,189
Prepaid expenses and other assets					41,284
Intangible assets					586,000
Accounts payable					(218,417)
Accrued expenses and other current liabilities					(135,789)
Net assets acquired					1,592,559
Goodwill					$ 790,451
Green Energy Gains
ACQUISITIONS
Cash				$ 18,680
Accounts receivable				17,367
Property and equipment				35,651
Intangible assets				97,790
Accounts payable				(29,168)
Accrued expenses and other current liabilities				(22,736)
Net assets acquired				117,583
Goodwill				$ 259,347